SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (29,081,925)	$ (4,158,660)	¥ (306,810,286)	¥ 35,517,634
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity loss of subsidiaries and VIEs	1,927,859	275,680	4,001,129	31,610,752
Foreign exchange gain or loss	517,288	73,971	(1,233,807)	(125,893)
Changes in operating assets and liabilities:
Prepayments	11,605,802	1,659,609	15,898,495	(10,364,572)
Other current assets	(16,781,501)	(2,399,723)	77,417,243	(16,200,082)
Amount due from subsidiaries	(17,426,110)	(2,491,901)	(5,180,912)	(32,868,136)
Accrued expenses and other current liabilities	(20,912,779)	(2,990,488)	(4,980,465)	(56,200,218)
Deferred revenue	(15,446,314)	(2,208,793)	(63,623,203)	21,246,496
Net cash used in operating activities	(52,254,816)	(7,472,339)	(238,851,936)	(47,687,219)
Proceeds from disposal of short-term bank deposits	3,528,507,441	504,569,853	1,757,680,000	2,868,625,000
Purchases of short-term investments	(575,301,000)	(82,266,949)	(2,990,374,400)	(1,778,550,000)
Cash provided by (used in) investing activities	2,971,800,293	424,961,790	(1,074,492,728)	414,184,628
Repurchase of ordinary shares			(105,509,037)
Dividend distributed to shareholders	(2,150,781,250)	(307,557,628)	(2,101,465,492)
Cash used in financing activities	(2,150,781,250)	(307,557,628)	(2,206,974,529)	(965)
Effect of foreign exchange rate changes	(24,966,731)	(3,570,196)	48,740,158	94,834,375
Net increase (decrease) in cash, cash equivalents and restricted cash	743,797,496	106,361,627	(3,471,579,035)	461,330,819
Cash, cash equivalent and restricted cash at the beginning of the year	1,037,411,283	148,347,841	4,508,990,318	4,047,659,499
Cash, cash equivalent and restricted cash at the end of the year	1,781,208,779	254,709,468	1,037,411,283	4,508,990,318
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(29,081,925)	(4,158,660)	(306,810,286)	35,517,634
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity loss of subsidiaries and VIEs	39,512,619	5,650,230	502,190,943	190,965,494
Foreign exchange gain or loss				(123,163)
Changes in operating assets and liabilities:
Prepayments	41,868	5,987	127,357	55,435
Other current assets	44,252,958	6,328,090	62,701,861	(88,851,970)
Amount due from subsidiaries	(351,440)	(50,255)
Accrued expenses and other current liabilities	(5,869,344)	(839,305)	(2,564,628)	15,719,885
Deferred revenue	21,425	3,063	(7,373,700)	(11,583,600)
Net cash used in operating activities	48,526,161	6,939,150	248,271,547	141,699,715
Proceeds from disposal of short-term bank deposits	3,264,831,200	466,864,652	1,437,680,000	2,098,625,000
Purchases of short-term investments	(535,301,000)	(76,547,025)	(2,990,374,400)	(1,778,550,000)
Investment in subsidiaries				(16,196,850)
Cash provided by (used in) investing activities	2,729,530,200	390,317,627	(1,552,694,400)	303,878,150
Repurchase of ordinary shares			(105,509,037)
Dividend distributed to shareholders	(2,150,781,250)	(307,557,628)	(2,101,465,492)
Cash used in financing activities	(2,150,781,250)	(307,557,628)	(2,206,974,529)
Effect of foreign exchange rate changes	(24,362,140)	(3,483,740)	49,348,465	96,480,231
Net increase (decrease) in cash, cash equivalents and restricted cash	602,912,971	86,215,409	(3,462,048,917)	542,058,096
Cash, cash equivalent and restricted cash at the beginning of the year	654,351,902	93,571,077	4,116,400,819	3,574,342,723
Cash, cash equivalent and restricted cash at the end of the year	¥ 1,257,264,873	$ 179,786,486	¥ 654,351,902	¥ 4,116,400,819